Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Restricted Cash [Abstract]
Disclosure of Restricted Cash

As at	December 31, 2022	December 31, 2021
Securities collateral	—	7,773
Captive insurance	19,044	19,240
Other	294	—
	19,338	27,013